BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
As of December 31, 2017, 2016 and 2015, our accumulated other comprehensive loss relates to unrealized net losses on qualifying cash flow hedges.

(in thousands of $)	2017	2016	2015
Unrealized net loss on qualifying cash flow hedging instruments	26	(5,053)	(9,725)

Schedule of Useful Lives Applied in Depreciation
Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRUs)	40 years
Vessels - Converted FSRUs	20 years from conversion date
Drydocking expenditure	5 years
Mooring equipment	11 years